INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - SUMMARY OF INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended
	Jun. 30, 2013	Apr. 02, 2013	Jan. 04, 2013	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees
Summarized financial information:
MSR Assets				$ 351,863
Other Assets				22,394 [1]
Debt
Other Liabilities				(7,951)
Equity				366,306
Investments in equity method investees at fair value	183,153			183,153
Ownership percentage in equity method investees		30.00%	50.00%	50.00%
Interest income				13,756
Other income (loss)				31,374
Expenses				(2,938)
Net income				$ 42,192

[1]	(A) Includes $20.8 million of deposits related to investments which have not closed at June 30, 2013.